Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Balance Sheet and Other Information
Supplemental balance sheet and other information related to operating leases as of December 31, 2020 and 2019 are as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	2020	2019
Operating lease right-of-use assets	Other long-term assets	$102,522	$57,305
Current operating lease liabilities	Accrued and other current liabilities	$23,450	$18,739
Long-term operating lease liabilities	Other long-term liabilities	$85,585	$39,631

Weighted average remaining lease term		7.04 years	3.71 years
Weighted average discount rate		1.89%	2.39%

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Cash paid for operating leases included in operating cash flows	$24,193	$26,113
Operating lease right-of-use assets obtained in exchange for lease obligations	$58,992	$24,670

Maturities of Lease Liabilities	aturities of operating lease liabilities as of December 31, 2020 are as follows:

Years ending December 31, (in thousands)
2021	$25,353
2022	20,993
2023	16,280
2024	10,790
2025	6,707
Thereafter	36,878
Total lease payments	117,001
Less: imputed interest	(7,966)
Total	$109,035